Treasury Shares - Schedule of Table Below Illustrates the Movement on the Treasury Shares (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) shares
Number of shares
Treasury shares, beginning balance (in shares) | shares	154,011
Repurchases (in shares) | shares	1,502,024
Cancellations (in shares) | shares	(984,326)
Treasury shares, ending balance (in shares) | shares	671,709
Par value
Balance at December 31, 2024 | $	$ 3,677
Repurchases | $	35,048
Cancellation | $	(23,169)
Balance at June 30, 2025 | $	$ 15,556